Intangible assets - Amortization periods of intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Intellectual Property
Disclosure of detailed information about intangible assets [line items]
Amortization period	10 years
Physician relationship
Disclosure of detailed information about intangible assets [line items]
Amortization period	8 years